Schedule of Investments(a)
Invesco India ETF (IMVP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.66%(b)
Communication Services-4.69%
Bharti Airtel Ltd.	321,350	$6,891,984
Bharti Airtel Ltd.	19,463	333,156
Bharti Hexacom Ltd.	8,630	144,796
Info Edge (India) Ltd.	40,056	545,184
Sun TV Network Ltd.	9,760	58,999
Tata Communications Ltd.	12,952	221,673
Zee Entertainment Enterprises Ltd.	105,701	97,095
		8,292,887
Consumer Discretionary-11.25%
Bajaj Auto Ltd.	7,708	804,995
Balkrishna Industries Ltd.	9,222	231,382
Bata India Ltd.	7,321	68,508
Bharat Forge Ltd.	29,682	465,193
Bosch Ltd.	1,002	398,308
Dixon Technologies India Ltd.(c)	4,238	481,922
Eicher Motors Ltd.	15,338	1,188,712
Endurance Technologies Ltd.(c)	4,048	106,918
Exide Industries Ltd.	47,981	167,969
Hero MotoCorp Ltd.	14,904	897,702
Hyundai Motor India Ltd.	16,354	390,720
Indian Hotels Co. Ltd. (The)	97,663	716,440
Jubilant Foodworks Ltd.	43,562	235,720
Kalyan Jewellers India Ltd.	44,094	173,611
Mahindra & Mahindra Ltd.	107,100	3,999,085
Maruti Suzuki India Ltd.	15,087	2,396,847
Metro Brands Ltd.	5,804	66,329
MRF Ltd.	256	368,063
Page Industries Ltd.	660	236,894
Relaxo Footwears Ltd.	8,226	35,007
Samvardhana Motherson International Ltd.	508,191	624,886
Schaeffler India Ltd.	4,621	182,042
Sona Blw Precision Forgings Ltd.(c)	51,479	278,071
Tata Motors Passenger Vehicles Ltd.	236,534	901,403
Titan Co. Ltd.	42,188	1,825,486
Trent Ltd.	20,860	859,115
Tube Investments of India Ltd.	12,452	316,879
TVS Motor Co. Ltd.	26,952	1,078,871
UNO Minda Ltd.	20,559	264,454
Vedant Fashions Ltd.	7,002	36,967
Whirlpool of India Ltd.	7,155	60,517
		19,859,016
Consumer Staples-5.84%
Britannia Industries Ltd.	13,532	862,808
Colgate-Palmolive (India) Ltd.	15,205	349,620
Dabur India Ltd.	68,499	377,441
Emami Ltd.	21,640	113,921
Godfrey Phillips India Ltd.	4,751	105,140
Godrej Consumer Products Ltd.	46,194	580,025
Hindustan Unilever Ltd.	101,998	2,633,341
ITC Ltd.	345,508	1,211,155
Kwality Wall’s (India) Ltd.	111,406	48,686
Marico Ltd.	60,858	483,803
Nestle India Ltd.	82,597	1,199,569
Tata Consumer Products Ltd.	74,712	922,339
United Breweries Ltd.	7,912	126,442
United Spirits Ltd.	33,887	501,566
Varun Beverages Ltd.	154,718	792,516
		10,308,372
	Shares	Value
Energy-9.80%
Bharat Petroleum Corp. Ltd.	227,113	$900,401
Coal India Ltd.	261,370	1,253,761
Hindustan Petroleum Corp. Ltd.	110,233	511,656
Indian Oil Corp. Ltd.	432,199	767,553
Mangalore Refinery & Petrochemicals Ltd.(d)	22,974	44,137
Oil & Natural Gas Corp. Ltd.	445,642	1,306,457
Oil India Ltd.	62,573	347,778
Petronet LNG Ltd.	85,985	271,185
Reliance Industries Ltd.	783,735	11,908,803
		17,311,731
Financials-25.14%
360 One Wam Ltd.	29,872	368,495
AU Small Finance Bank Ltd.(c)	41,970	448,910
Axis Bank Ltd.	263,727	3,934,633
Bajaj Finance Ltd.	323,117	3,269,092
Bajaj Finserv Ltd.	44,036	935,803
Bajaj Holdings & Investment Ltd.	3,073	361,002
Bandhan Bank Ltd.(c)	90,806	152,928
Bank of Maharashtra	176,966	125,719
BSE Ltd.	22,894	696,339
Central Depository Services (India) Ltd.(c)	11,777	169,209
Cholamandalam Investment and Finance Co. Ltd.	48,465	860,685
CRISIL Ltd.	2,365	120,079
General Insurance Corp. of India(c)	35,526	146,193
HDFC Asset Management Co. Ltd.(c)	22,558	617,646
HDFC Bank Ltd.	1,303,421	13,179,249
Housing and Urban Development Corp. Ltd.	57,572	120,289
ICICI Bank Ltd.	606,759	8,945,222
ICICI Lombard General Insurance Co. Ltd.(c)	27,510	542,879
IDBI Bank Ltd.	64,414	69,846
Indian Bank	30,989	307,479
Indian Railway Finance Corp. Ltd.(c)	205,008	268,037
Kotak Mahindra Bank Ltd.	628,985	2,791,454
L&T Finance Ltd.	92,574	288,621
LIC Housing Finance Ltd.	33,170	190,030
Mahindra & Mahindra Financial Services Ltd.	74,321	303,688
Motilal Oswal Financial Services Ltd.	17,262	141,633
Multi Commodity Exchange of India Ltd.	14,495	399,254
Muthoot Finance Ltd.	12,305	512,761
Nippon Life India Asset Management Ltd.(c)	19,917	190,299
Power Finance Corp. Ltd.	167,064	689,958
REC Ltd.	143,480	568,733
SBI Cards & Payment Services Ltd.	34,369	281,508
Shriram Finance Ltd.	143,131	1,588,833
Sundaram Finance Ltd.	7,923	454,317
Union Bank of India Ltd.	175,635	345,695
		44,386,518
Health Care-6.44%
Ajanta Pharma Ltd.	4,831	146,215
Alkem Laboratories Ltd.	4,505	278,291
Apollo Hospitals Enterprise Ltd.	11,449	867,024
Aurobindo Pharma Ltd.	32,153	422,843
Biocon Ltd.	67,446	269,270
Cipla Ltd.	64,197	925,205
Divi’s Laboratories Ltd.	14,651	965,226
Dr Lal PathLabs Ltd.(c)	9,326	143,058
Dr. Reddy’s Laboratories Ltd.	69,225	915,962
Fortis Healthcare Ltd.	56,246	521,338
GlaxoSmithKline Pharmaceuticals Ltd.	4,875	127,462
Glenmark Pharmaceuticals Ltd.	16,309	357,758
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (IMVP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Ipca Laboratories Ltd.	16,041	$256,783
Laurus Labs Ltd.(c)	42,100	442,311
Lupin Ltd.	27,796	651,373
Max Healthcare Institute Ltd.	85,295	888,189
Narayana Hrudayalaya Ltd.(c)	7,814	150,369
Sun Pharmaceutical Industries Ltd.	122,540	2,126,501
Syngene International Ltd.(c)	21,664	111,623
Torrent Pharmaceuticals Ltd.	12,188	525,202
Zydus Lifesciences Ltd.	28,785	277,302
		11,369,305
Industrials-10.24%
3M India Ltd.	308	115,271
ABB India Ltd.	6,015	365,941
Adani Ports & Special Economic Zone Ltd.	84,710	1,309,271
AIA Engineering Ltd.	3,450	149,756
Apar Industries Ltd.	1,934	168,560
Ashok Leyland Ltd.	328,727	704,121
Astral Ltd.	13,811	221,935
Bharat Dynamics Ltd.(c)	10,572	177,161
Bharat Electronics Ltd.	410,905	2,007,464
Bharat Heavy Electricals Ltd.	147,457	422,170
Blue Star Ltd.	14,914	295,661
CG Power and Industrial Solutions Ltd.	75,721	482,419
Cochin Shipyard Ltd.(c)	9,708	175,498
Container Corp. of India Ltd.	39,604	216,504
Cummins India Ltd.	15,622	699,107
Escorts Kubota Ltd.	3,202	117,943
GE Vernova T&D India Ltd.	14,218	499,017
Havells India Ltd.	26,257	367,346
Hindustan Aeronautics Ltd.(c)	21,817	1,096,130
Hitachi Energy India Ltd.	1,458	299,240
Indian Railway Catering & Tourism Corp. Ltd.	34,603	234,619
InterGlobe Aviation Ltd.(c)	21,780	1,088,471
IRB Infrastructure Developers Ltd.	227,717	103,118
JSW Infrastructure Ltd.	38,776	109,183
L&T Technology Services Ltd.(c)	3,160	128,275
Larsen & Toubro Ltd.	77,519	3,316,832
Mazagon Dock Shipbuilders Ltd.	8,719	244,413
Polycab India Ltd.	5,793	442,821
Rail Vikas Nigam Ltd.(c)	65,142	243,543
Siemens Ltd.	10,148	342,528
Supreme Industries Ltd.	6,927	265,062
Tata Motors Ltd.(d)	236,534	1,178,974
Thermax Ltd.	3,414	106,909
Voltas Ltd.	26,527	383,438
		18,078,701
Information Technology-10.91%
Coforge Ltd.	38,402	691,078
HCL Technologies Ltd.	121,071	2,234,078
Honeywell Automation India Ltd.	255	92,634
Infosys Ltd.	405,088	7,245,519
KPIT Technologies Ltd.	16,996	192,700
LTIMindtree Ltd.(c)	10,684	694,569
Mphasis Ltd.	14,987	450,731
Oracle Financial Services Software Ltd.	2,696	227,592
Persistent Systems Ltd.	11,983	787,916
Premier Energies Ltd.(c)	12,357	96,886
Tata Consultancy Services Ltd.	117,513	3,996,393
Tata Elxsi Ltd.	3,978	230,316
Tata Technologies Ltd.	19,035	133,772
	Shares	Value
Information Technology-(continued)
Tech Mahindra Ltd.	71,642	$1,359,338
Wipro Ltd.	323,619	834,999
		19,268,521
Materials-10.62%
Aarti Industries Ltd.	23,906	96,746
ACC Ltd.	9,185	163,580
Ambuja Cements Ltd.	91,456	508,389
APL Apollo Tubes Ltd.	20,283	451,052
Asian Paints Ltd.	52,076	1,375,136
Bayer CropScience Ltd.	1,407	68,384
Berger Paints India Ltd.	27,785	139,980
Castrol India Ltd.	55,510	111,201
Coromandel International Ltd.	13,573	337,292
Dalmia Bharat Ltd.	8,543	192,346
Deepak Nitrite Ltd.	7,883	140,942
Grasim Industries Ltd.	40,823	1,252,833
Gujarat Fluorochemicals Ltd.	4,090	135,886
Hindalco Industries Ltd.	167,226	1,740,708
Hindustan Zinc Ltd.	49,789	337,728
J.K. Cement Ltd.	4,057	243,916
Jindal Stainless Ltd.	34,402	306,998
Jindal Steel Ltd.	42,691	523,112
JSW Steel Ltd.	100,424	1,320,037
Kansai Nerolac Paints Ltd.	23,262	58,231
Linde India Ltd.	2,156	140,929
Lloyds Metals and Energy Ltd.	11,381	136,157
National Aluminium Co. Ltd.	102,938	428,928
NMDC Ltd.	396,533	349,303
PI Industries Ltd.	9,335	324,423
Pidilite Industries Ltd.	36,373	566,070
Shree Cement Ltd.	1,134	333,131
Solar Industries India Ltd.	2,792	409,652
SRF Ltd.	16,720	512,309
Steel Authority of India Ltd.	166,325	272,352
Tata Steel Ltd.	951,621	1,986,373
UltraTech Cement Ltd.	13,797	1,906,915
UPL Ltd.	65,374	500,896
Vedanta Ltd.	186,352	1,378,222
		18,750,157
Real Estate-1.09%
DLF Ltd.	73,645	509,929
Embassy Office Parks REIT	100,464	474,505
Lodha Developers Ltd.(c)	32,213	340,729
Oberoi Realty Ltd.	13,507	219,222
Phoenix Mills Ltd. (The)	21,431	389,562
		1,933,947
Utilities-3.64%
Adani Total Gas Ltd.	25,623	146,943
GAIL (India) Ltd.	310,307	565,274
Gujarat Gas Ltd.	19,807	91,652
Indraprastha Gas Ltd.	80,528	155,995
JSW Energy Ltd.	61,464	307,254
NHPC Ltd.	364,203	310,121
NLC India Ltd.	39,488	111,382
NTPC Ltd.	545,233	2,112,538
Power Grid Corp. of India Ltd.	520,396	1,452,698
SJVN Ltd.	82,074	64,831
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (IMVP)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Tata Power Co. Ltd. (The)	193,922	$772,550
Torrent Power Ltd.	21,859	330,013
		6,421,251
Total Common Stocks & Other Equity Interests (Cost $164,310,948)		175,980,406
Preferred Stocks-0.01%
Consumer Discretionary-0.01%
TVS Motor Co. Ltd., Pfd., (India) 6.00% (Cost $0)	128,748	13,996
	Shares	Value

Money Market Funds-1.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $2,138,034)	2,138,034	$2,138,034
TOTAL INVESTMENTS IN SECURITIES-100.88% (Cost $166,448,982)		178,132,436
OTHER ASSETS LESS LIABILITIES-(0.88)%		(1,554,482)
NET ASSETS-100.00%		$176,577,954

Investment Abbreviations:
Pfd.-Preferred
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $8,291,635, which represented 4.70% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,605,059	$29,222,449	$(30,689,474)	$-	$-	$2,138,034	$28,516

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,227,660	$174,752,746	$-	$175,980,406
Preferred Stocks	-	13,996	-	13,996
Money Market Funds	2,138,034	-	-	2,138,034
Total Investments	$3,365,694	$174,766,742	$-	$178,132,436